Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) from Continuing Operations Per Ordinary Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Basic and Diluted Net Income (Loss) from Continuing Operations Per Ordinary Share [Abstract]
Earnings (loss) per share, basic	$ 0.39	$ (0.26)	[1]	$ 4.53	[1]
Earnings (loss) per share, diluted	0.39	(0.26)		4.53
Earnings (loss) per share, basic	0.02	0.01	[1]	(0.01)	[1]
Earnings (loss) per share, diluted	0.02	0.01		(0.01)
Earnings (loss) per share, basic	0.41	(0.25)	[1]	4.52	[1]
Earnings (loss) per share, diluted	$ 0.41	$ (0.25)	[1]	$ 4.52	[1]

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.